Leases - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 03, 2022	Jan. 31, 2022
Lessee, Lease, Description [Line Items]
Total lease liability	$ 19,897
Option to extend	5 years
Weighted average remaining lease term	65 months	73 months
Weighted average discount rate (percent)	4.20%	4.30%
Office Building | NEW YORK
Lessee, Lease, Description [Line Items]
Term of contract				76 months
Total lease liability				$ 7,300
Office Building | GEORGIA
Lessee, Lease, Description [Line Items]
Term of contract			47 months
Total lease liability			$ 5,900
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	16 months
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	93 months